SMITH BARNEY INVESTMENT FUNDS

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

Supplement Dated October 26, 2004 to

Prospectus Dated August 28, 2004

(Prospectus Dated August 2, 2004 As Revised

August 28, 2004 for Balanced All Cap Growth and Value Fund)

The following information revises the information for Class Y shares in the “Fee table” and “Example” for All Cap Growth and Value Fund on pages 8-9 of the Prospectus. In addition, the manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Shareholder fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual operating expenses

(expenses deducted from fund assets)	Class Y
Management fee	0.75%
Distribution and service (12b-1) fees	None
Other expenses*	0.09%

Total annual operating expenses	0.84%
*	“Other expenses” are based on estimated amounts for the current fiscal year.

Example

This example helps you compare the costs of investing in the Class Y shares of All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in Class Y shares of the All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Class Y shares’ operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of years you own your shares

	1 year	3 years	5 years	10 years
Class Y (with or without redemption)	$86	$268	$466	$1,037

The following information revises the information for Class Y shares in the “Fee table” and “Example” for Global All Cap Growth and Value Fund on pages 21-22 of the Prospectus. In addition, the manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Shareholder fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual operating expenses

(expenses deducted from fund assets)	Class Y
Management fee	0.75%
Distribution and service (12b-1) fees	None
Other expenses*	0.15%

Total annual operating expenses	0.90%
*	“Other expenses” are based on estimated amounts for the current fiscal year.

Example

This example helps you compare the costs of investing in the Class Y shares of Global All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in Class Y shares of the Global All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Global All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Class Y shares’ operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of years you own your shares

	1 year	3 years	5 years	10 years
Class Y (with or without redemption)	$92	$287	$498	$1,108

The following information revises the information for Class Y shares in the “Fee table” and “Example” for Large Cap Growth and Value Fund on pages 30-31 of the Prospectus. In addition, the manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Shareholder fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual operating expenses

(expenses deducted from fund assets)	Class Y
Management fee	0.75%
Distribution and service (12b-1) fees	None
Other expenses*	0.06%

Total annual operating expenses	0.81%
*“Other	expenses” are based on estimated amounts for the current fiscal year.

Example

This example helps you compare the costs of investing in the Class Y shares of Large Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in Class Y shares of the Large Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Large Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Class Y shares’ operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of years you own your shares

	1 year	3 years	5 years	10 years
Class Y (with or without redemption)	$83	$259	$450	$1,002

The following information revises the “Fee table” and “Example” for Balanced All Cap Growth and Value Fund on pages 37-38 of the Prospectus:

Fee table

This table sets forth the fees and expenses you may pay if you invest in Balanced All Cap Growth and Value Fund shares.

Balanced All Cap Growth and Value Fund shareholder fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Balanced All Cap Growth and Value Fund annual operating expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses**	0.40%	0.40%	0.40%	0.24%

Total annual operating expenses***	1.40%	2.15%	2.15%	0.99%
*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	“Other expenses” are based on estimated amounts for the current fiscal year.
***	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Balanced All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Balanced All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Balanced All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Balanced All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of years you own your shares

	1 year	3 years
Class A (with or without redemption)	$635	$921
Class B (redemption at end of period)	$718	$973
Class B (no redemption)	$218	$673
Class C (redemption at end of period)	$318	$673
Class C (no redemption)	$218	$673
Class Y (with or without redemption)	$101	$315

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